CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW
Revenue
Online games-subscription revenue	$ 7,776,000	8,206,000,000	10,150,000,000	11,556,000,000
Online games-royalties and license fees (including related party revenue of ￦23,890, ￦24,125 and ￦12,455, respectively)	20,588,000	21,726,000,000	32,325,000,000	35,552,000,000
Mobile games and applications (including related party revenue of ￦4,604, ￦3,296 and ￦4,992, respectively)	13,745,000	14,504,000,000	8,262,000,000	6,609,000,000
Character merchandising, animation and other revenue (including related party revenue of ￦616, ￦2,621 and ￦1,104, respectively)	3,079,000	3,249,000,000	7,044,000,000	3,760,000,000
Total net revenue	45,188,000	47,685,000,000	57,781,000,000	57,477,000,000
Cost of revenue (including related party cost of ￦953, ￦2,072 and ￦119, respectively)	33,545,000	35,399,000,000	34,906,000,000	24,243,000,000
Gross profit	11,643,000	12,286,000,000	22,875,000,000	33,234,000,000
Selling, general and administrative expenses (including related party expenses of ￦588, ￦605 and ￦123, respectively)	16,171,000	17,063,000,000	20,310,000,000	22,759,000,000
Research and development (including related party expenses of ￦317, ￦108 and ￦959, respectively)	5,810,000	6,131,000,000	7,018,000,000	4,136,000,000
Impairment loss on intangible assets	5,517,000	5,822,000,000	14,569,000,000	3,697,000,000
Gain on disposal of equity method investments			(528,000,000)
Gain on loss of control in a subsidiary				(548,000,000)
Settlement cost of litigation				29,000,000
Operating income (loss)	(15,855,000)	(16,730,000,000)	(18,494,000,000)	3,161,000,000
Other income (expenses)
Interest income	1,265,000	1,334,000,000	1,763,000,000	1,844,000,000
Interest expense	(39,000)	(41,000,000)	(55,000,000)	(58,000,000)
Foreign currency income (loss), net	(391,000)	(413,000,000)	(902,000,000)	180,000,000
Others, net	1,161,000	1,225,000,000	65,000,000	(90,000,000)
Income (loss) before income tax expense (benefit) and equity loss on investments	(13,859,000)	(14,625,000,000)	(17,623,000,000)	5,037,000,000
Income tax expenses (benefit)	4,840,000	5,108,000,000	2,584,000,000	(7,962,000,000)
Income (loss) before equity loss on investments	(18,699,000)	(19,733,000,000)	(20,207,000,000)	12,999,000,000
Equity loss on investments, net	(18,000)	(18,000,000)	(333,000,000)	(242,000,000)
Net income (loss)	(18,717,000)	(19,751,000,000)	(20,540,000,000)	12,757,000,000
Net income (loss) attributable to :
Non-controlling interest	(1,103,000)	(1,163,000,000)	(8,316,000,000)	(2,171,000,000)
Parent company	(17,614,000)	(18,588,000,000)	(12,224,000,000)	14,928,000,000
Earnings (losses) per share - basic and diluted: (in Korean Won and dollars per share)	$ (2.53)	(2,675)	(1,759)	2,148
Weighted average number of shares outstanding Basic and diluted (in shares)	6,948,900	6,948,900	6,948,900	6,948,900
Foreign currency translation adjustment ("CTA")
Foreign CTA gains (loss)	(97,000)	(102,000,000)
Reclassification adjustment for CTA	(1,161,000)	(1,225,000,000)
Net foreign CTA gain (loss)	(1,258,000)	(1,327,000,000)	(41,000,000)	(510,000,000)
Comprehensive income (loss)	(19,975,000)	(21,078,000,000)	(20,581,000,000)	12,247,000,000
Comprehensive income (loss) attributable to :
Non-controlling interest	(1,103,000)	(1,163,000,000)	(8,316,000,000)	(2,171,000,000)
Parent company	$ (18,872,000)	(19,915,000,000)	(12,265,000,000)	14,418,000,000